Note 3 - Fair Value Measurements (Details Textual) - EBP 36-4007085 001 [Member]	Dec. 31, 2025
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Employer, Common Stock [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
EBP, Self-Directed Brokerage Account [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Money Market Funds [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Common Collective Trust [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Stable Value Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]